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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664

                          Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:  September 1, 2014 through February 28, 2015


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                         Pioneer Disciplined
                         Value Fund

--------------------------------------------------------------------------------
                         Semiannual Report | February 28, 2015
--------------------------------------------------------------------------------

                         Ticker Symbols:

                         Class A     CVFCX
                         Class C     CVCFX
                         Class R     CVRFX
                         Class Y     CVFYX
                         Class Z     CVFZX

                         [LOGO] PIONEER
                                Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                            2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              15

Schedule of Investments                                                      17

Financial Statements                                                         22

Notes to Financial Statements                                                31

Approval of Investment Advisory Agreement                                    39

Trustees, Officers and Service Providers                                     44

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 1

President's Letter

Dear Shareowner,

Today's market environment presents numerous opportunities as well as challenges for investors. A disparate global economic landscape has formed, with the U.S. facing prospects for continued growth, while questions abound regarding the outlook for other regions. Employment, household income, and corporate profits have been rising in the U.S. and inflation pressures remain low. However, many countries across Europe as well as Japan face muted growth. In addition, a variety of factors have clouded the outlook for countries such as Russia and Brazil and China's investment-driven economy continues to slow.

Monetary policies of major central banks are diverging, reflecting different economic conditions. With the U.S. economy no longer in need of extraordinary stimulus, the Federal Reserve Board may be closer to raising short-term interest rates. Conversely, the European Central Bank and the Bank of Japan are likely to be adding, not removing, stimulus.

While we anticipate continued growth for the U.S., the outlook is far from certain, nor is the outlook for other regions necessarily dire. It remains to be seen how weakness outside the U.S. will affect global growth and whether easing monetary policies in other regions will spur an economic recovery.

While these economic conditions may lead to increasing volatility in 2015, we believe the opportunity for investors to earn attractive returns will persist. However, in an environment where interest rates remain low and equity valuations have been buoyed by an extended bull market, we believe it is imperative investors adhere to a disciplined investment approach that is consistent with one's goals and objectives, being mindful of the tradeoff between risk and return.

Since 1928 Pioneer's investment professionals have been focused on identifying and capitalizing on investment opportunities that present themselves in a variety of ever changing market conditions, including those we face today. We seek returns consistent with our strategies' stated style and

2 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 objectives and consistent with our shareholders' expectations, regardless of market conditions. We believe our shareowners benefit from the experience and tenure of our investment teams, the insights generated from extensive research resources and a commitment to prudent risk management that seeks to mitigate downside and preserve returns over time.

We encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner, as we do when deploying strategies on behalf of our shareowners.

We greatly appreciate your trust in us in the past and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 3

Portfolio Management Discussion | 2/28/15

In the following interview, John Peckham, CFA, Co-Head of Equity Research, U.S., senior vice president and a portfolio manager at Pioneer, Ashesh (Ace) Savla, vice president and a senior quantitative research analyst at Pioneer, and Brian Popiel, a vice president and senior equity analyst at Pioneer, discuss the market environment for stocks during the six-month period ended February 28, 2015, and the performance of Pioneer Disciplined Value Fund in that environment. Mr. Peckham, Mr. Savla, and Mr. Popiel are responsible for the day-to-day management of the Fund's portfolio.

Q How did the Fund perform during the six-month period ended February 28, 2015?

A Pioneer Disciplined Value Fund's Class A shares returned 2.41% at net asset value during the six-month period ended February 28, 2015, while the Fund's benchmark, the Russell 1000 Value Index (the Russell Index), returned 3.48%. During the same period, the average return of the 526 mutual funds in Lipper's Large-Cap Value Funds category was 3.05%, and the average return of the 1,359 mutual funds in Morningstar's Large Value Funds category was 2.94%.

Q How would you describe the investment environment for equities during the six-month period ended February 28, 2015?

A The overall equity market moved higher during the six-month period. Investors took confidence from reports of persisting domestic economic growth, healthy improvement in both the employment market and housing industry, and solid corporate earnings reports. The economy's financial fundamentals also looked healthy, even as the U.S. Federal Reserve (the Fed) ended its stimulative quantitative easing asset-purchase policy.

    All sectors in the Russell Index, the Fund's benchmark, turned in positive results during the period, with the exception of energy. Energy stocks, as a group, fell by more than 17% during the period in response to a dramatic decline in world oil prices. Meanwhile, the best-performing sector in the Russell Index was health care, which returned more than 13% for the six-month period.

Q What were the main reasons for the Fund's underperformance of its benchmark, the Russell Index, during the six-month period ended February 28, 2015, and which individual holdings detracted the most from benchmark-relative returns?

A Stock selection in general was the main detractor from the Fund's benchmark-relative returns during the period, with selection results in the struggling energy sector the most significant factor. Stock selection in health care, materials and consumer staples also hurt relative returns.

4 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

    With regard to individual holdings, four of the Fund's five-worst performers during the period came from the energy sector: Apache, Marathon Oil, Occidental Petroleum and Hess. As noted earlier, the dramatic decline in the price of oil during the period acted as a major drag on many companies in the sector, and those four Fund positions certainly were not immune to the effects. We sold all four companies from the portfolio before the end of the period.

    The worst-performing stock in the portfolio outside of the energy sector during the six-month period was chemical company LyondellBasell Industries (materials sector). Lyondell's performance was also affected by the drop in oil prices, as the declining price of oil-based feedstock versus the price of Lyondell's natural gas feedstock has created a situation whereby the company may have given up cost advantages relative to some competitors.

    In health care, an area that was a strong performer for the Fund for most of 2014, shares of Gilead Sciences declined towards the end of the calendar year, returning -11% for the final calendar quarter (October 1 through December 31). Gilead had been a top contributor to the Fund's performance prior to the fourth quarter of 2014, as expectations for the company's future earnings continued to increase based on the launch of its ground-breaking "all-oral" Hepatitis-C treatment earlier this year. During the fourth quarter of 2014, however, one of Gilead's competitors received FDA approval for its Hepatitis-C treatment. While the newly-approved treatment is not as effective as Gilead's, investors are struggling to determine this development's impact on Gilead's market share. We sold the Fund's Gilead position before the end of the six-month period.

Q Which of your investment decisions and individual holdings contributed to the Fund's benchmark-relative returns during the six-month period ended February 28, 2015?

A From an allocation standpoint, our decisions to overweight the Fund in health care and to underweight energy worked out well and aided benchmark-relative returns, but stock selection in the industrials sector was the biggest positive contributor to performance relative to the Russell Index during the six-month period.

    Within industrials, positions in airline stocks United Continental and American Airlines were the top performers for the Fund during the period. The airline industry has been benefiting from consolidation brought about by high-profile mergers over the past couple of years, and the recent drop in oil prices has been another positive factor. United Continental and American saw their stock prices surge during the period as investors factored in higher earnings potential for both companies in 2015 driven by lower fuel prices.

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 5

    Stock selection in the consumer discretionary sector also contributed to benchmark-relative performance during the period, with the Fund's position in Whirlpool the top contributor in the sector. Whirlpool benefited from the company's lower input costs -- mainly the cost of steel -- and better-than-expected earnings driven by improved housing-related spending by consumers.

Q Did you invest in any derivatives during the six-month period ended February 28, 2015? If so, did those positions have a material effect on the Fund's performance?

A   No. The portfolio had no derivatives exposure during the period.

Q   What is your investment outlook?

A We think the domestic economy should continue to improve at a moderate pace, which would be supportive for the equity market.

    The job market continues to improve and inflationary pressures are being held in check and are likely to remain stable, supported by a strong U.S. dollar and weak commodity prices. The economy also should be helped by improvements in the U.S. fiscal deficit, which may exert less pressure on officials in Washington to either reduce government spending or raise taxes. Although the withdrawal of some of the Fed's accommodation from the economy may lead to more equity-price volatility, we anticipate that overall financial conditions will remain benign. While the Fed is likely to increase short-term interest rates at some point this year, the absence of any significant inflationary forces is likely to discourage the Fed from opting for a substantial rate increase.

    There is, however, one factor that already is having a limiting effect on corporate earnings: the strong U.S. dollar. The strong dollar has caused a slowdown in earnings of companies that sell goods or services overseas, and the slowing growth rates are affecting the overall market.

    While the outlook in the U.S. appears favorable, risks from events overseas could affect the domestic economy. Growth in China is slowing, while Russia's actions in the Ukraine and the resulting economic sanctions potentially could affect the stability and growth of that country's economy as well as the global economy.

    Nevertheless, we assume that if the challenges in the emerging markets do not worsen, the outlook for U.S. equities should be positive. Prices of most stocks remain relatively reasonable, while corporations continue to offer healthy balance sheets and good cash flows. Such conditions create an environment where corporations can continue to initiate shareholder-friendly actions that support stock-price performance, including mergers and acquisitions, share repurchases, and dividend* increases.

*   Dividends are not guaranteed.

6 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

    We will continue to focus our efforts on stock picking, which is the Fund's primary performance driver. Our approach to stock picking emphasizes bottom-up, fundamental analysis. We believe our approach is durable and repeatable and can deliver reasonable investment results across the business cycle, and in a variety of market conditions.

Please refer to the Schedule of Investments on pages 17-21 for a full listing of Fund securities.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities.

Investments in small- and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 7

Portfolio Summary | 2/28/15

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                        95.2%
International Common Stocks                                                2.7%
Depository Receipts for International Stocks                               2.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                22.2%
Health Care                                                               19.2%
Information Technology                                                    15.6%
Industrials                                                                9.9%
Consumer Discretionary                                                     9.4%
Energy                                                                     8.5%
Consumer Staples                                                           6.7%
Utilities                                                                  6.0%
Materials                                                                  2.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Aetna, Inc.                                                         3.34%
--------------------------------------------------------------------------------
 2.   Pfizer, Inc.                                                        3.28
--------------------------------------------------------------------------------
 3.   The PNC Financial Services Group, Inc.                              3.24
--------------------------------------------------------------------------------
 4.   Wells Fargo & Co.                                                   3.14
--------------------------------------------------------------------------------
 5.   Medtronic Plc                                                       2.98
--------------------------------------------------------------------------------
 6.   Microsoft Corp.                                                     2.67
--------------------------------------------------------------------------------
 7.   Cisco Systems, Inc.                                                 2.56
--------------------------------------------------------------------------------
 8.   General Motors Co.                                                  2.55
--------------------------------------------------------------------------------
 9.   Eaton Corp., Plc                                                    2.36
--------------------------------------------------------------------------------
10.   Tyson Foods, Inc.                                                   2.33
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

8 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

Prices and Distributions | 2/28/15

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Class                     2/28/15                         8/31/14
--------------------------------------------------------------------------------
          A                        $17.73                          $21.00
--------------------------------------------------------------------------------
          C                        $17.50                          $20.73
--------------------------------------------------------------------------------
          R                        $17.33                          $20.60
--------------------------------------------------------------------------------
          Y                        $17.79                          $21.09
--------------------------------------------------------------------------------
          Z                        $17.59                          $20.90
--------------------------------------------------------------------------------

Distributions per Share: 9/1/14-2/28/15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           Short-Term          Long-Term
        Class          Dividends          Capital Gains      Capital Gains
--------------------------------------------------------------------------------
          A             $0.1140              $0.9057            $2.7118
--------------------------------------------------------------------------------
          C             $0.0016              $0.9057            $2.7118
--------------------------------------------------------------------------------
          R             $0.0938              $0.9057            $2.7118
--------------------------------------------------------------------------------
          Y             $0.1910              $0.9057            $2.7118
--------------------------------------------------------------------------------
          Z             $0.1813              $0.9057            $2.7118
--------------------------------------------------------------------------------

The Russell 1000 Value Index is an unmanaged measure of the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 10-14.

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 9

Performance Update | 2/28/15                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Disciplined Value Fund at public offering price during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2015)
--------------------------------------------------------------------------------
                     Net           Public         Russell
                     Asset         Offering       1000
                     Value         Price          Value
Period               (NAV)         (POP)          Index
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)            6.58%         5.90%          7.09%
5 Years              12.46         11.14          15.51
1 Year               10.01          3.70          13.49
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2014)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.19%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Disciplined     Russell 1000
                                Value Fund              Value Index
12/31/2005                      $ 9,425                 $10,000
2/28/2006                       $ 9,781                 $10,452
2/28/2007                       $11,164                 $12,188
2/29/2008                       $10,780                 $11,224
2/28/2009                       $ 6,500                 $ 5,909
2/28/2010                       $ 9,520                 $ 9,248
2/28/2011                       $11,190                 $11,297
2/29/2012                       $11,546                 $11,543
2/28/2013                       $12,790                 $13,578
2/28/2014                       $15,568                 $16,760
2/28/2015                       $17,126                 $19,020

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

10 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

Performance Update | 2/28/15                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Disciplined Value Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2015)
--------------------------------------------------------------------------------
                                                   Russell
                                                   1000
                      If            If             Value
Period                Held          Redeemed       Index
--------------------------------------------------------------------------------
Life-of-Class
(7/16/08)              7.60%        7.60%           7.09%
5 Years               11.49        11.49           15.51
1 Year                 9.24         9.24           13.49
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2014)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
1.88%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Disciplined     Russell 1000
                                Value Fund              Value Index
7/31/2008                       $10,000                 $10,000
2/28/2009                       $ 6,408                 $ 5,623
2/28/2010                       $ 9,297                 $ 8,800
2/28/2011                       $10,837                 $10,750
2/29/2012                       $11,055                 $10,984
2/28/2013                       $12,151                 $12,920
2/28/2014                       $14,661                 $15,948
2/28/2015                       $16,015                 $18,098

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class C shares of the Fund is the performance of Class C shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 11

Performance Update | 2/28/15                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Disciplined Value Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2015)
--------------------------------------------------------------------------------
                                              Russell
                                              1000
                        Net Asset             Value
Period                  Value (NAV)           Index
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)               6.11%                 7.09%
5 Years                 12.02                 15.51
1 Year                   9.76                 13.49
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2014)
--------------------------------------------------------------------------------
                        Gross                 Net
--------------------------------------------------------------------------------
                        1.58%                 1.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Disciplined     Russell 1000
                                Value Fund              Value Index
12/31/2005                      $10,000                 $10,000
2/28/2006                       $10,365                 $10,452
2/28/2007                       $11,772                 $12,188
2/29/2008                       $11,311                 $11,224
2/28/2009                       $ 6,786                 $ 5,909
2/28/2010                       $ 9,890                 $ 9,248
2/28/2011                       $11,565                 $11,297
2/29/2012                       $11,875                 $11,543
2/28/2013                       $13,089                 $13,578
2/28/2014                       $15,891                 $16,760
2/28/2015                       $17,442                 $19,020

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The predecessor fund did not offer Class R shares. Accordingly, the performance of Class R shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, restated to reflect the higher distribution and service fees of Class R shares, but not other differences in expenses.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2016, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

Performance Update | 2/28/15                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Disciplined Value Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2015)
--------------------------------------------------------------------------------
                                          Russell
                                          1000
                     Net Asset            Value
Period               Value (NAV)          Index
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)            6.83%                7.09%
5 Years              12.83                15.51
1 Year               10.45                13.49
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2014)
--------------------------------------------------------------------------------
Gross
--------------------------------------------------------------------------------
0.82%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                Pioneer Disciplined     Russell 1000
                                Value Fund              Value Index
12/31/2005                      $5,000,000              $5,000,000
2/28/2006                       $5,186,869              $5,225,895
2/28/2007                       $5,920,149              $6,093,933
2/29/2008                       $5,716,690              $5,611,884
2/28/2009                       $3,454,369              $2,954,584
2/28/2010                       $5,076,952              $4,623,823
2/28/2011                       $5,985,656              $5,648,632
2/29/2012                       $6,192,328              $5,771,558
2/28/2013                       $6,886,421              $6,788,883
2/28/2014                       $8,403,773              $8,380,026
2/28/2015                       $9,281,955              $9,510,078

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class Y shares of the Fund is the performance of Class Y shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses. Performance shown for periods prior to the inception of Class Y shares of the predecessor fund on July 31, 2008, is the net asset value performance of the predecessor fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class Y shares, the performance of Class Y shares of the predecessor fund prior to their inception on July 31, 2008, would have been higher than the performance shown.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 13

Performance Update | 2/28/15                                      Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class Z shares of Pioneer Disciplined Value Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 28, 2015)
--------------------------------------------------------------------------------
                                         Russell
                                         1000
                      Net Asset          Value
Period                Value (NAV)        Index
--------------------------------------------------------------------------------
Life-of-Class
(12/15/05)             6.64%              7.09%
5 Years               12.57              15.51
1 Year                10.33              13.49
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2014)
--------------------------------------------------------------------------------
                      Gross              Net
--------------------------------------------------------------------------------
                      1.17%              0.90%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                Pioneer Disciplined     Russell 1000
                                Value Fund              Value Index
12/31/2005                      $10,000                 $10,000
2/28/2006                       $10,374                 $10,452
2/28/2007                       $11,840                 $12,188
2/29/2008                       $11,433                 $11,224
2/28/2009                       $ 6,894                 $ 5,909
2/28/2010                       $10,097                 $ 9,248
2/28/2011                       $11,868                 $11,297
2/29/2012                       $12,245                 $11,543
2/28/2013                       $13,565                 $13,578
2/28/2014                       $16,545                 $16,760
2/28/2015                       $18,253                 $19,020

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The predecessor fund did not offer Class Z shares. Accordingly, the performance of Class Z shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2016, for Class Z shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1) Divide your account value by $1,000
    Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Value Fund

Based on actual returns from September 1, 2014, through February 28, 2015.

--------------------------------------------------------------------------------
Share Class                  A          C           R           Y          Z
--------------------------------------------------------------------------------
Beginning Account        $1,000.00  $1,000.00   $1,000.00   $1,000.00  $1,000.00
Value on 9/1/14
--------------------------------------------------------------------------------
Ending Account           $1,024.10  $1,020.70   $1,023.60   $1,026.50  $1,025.70
Value (after expenses)
on 2/28/15
--------------------------------------------------------------------------------
Expenses Paid            $    5.72  $    9.37   $    7.02   $    4.07  $    4.52
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.14%, 1.87%, 1.40%, 0.81%, and 0.90% for Class A, Class C, Class R, Class Y, and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Value

Fund Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2014, through February 28, 2015.

--------------------------------------------------------------------------------
Share Class                 A           C           R           Y          Z
--------------------------------------------------------------------------------
Beginning Account       $1,000.00   $1,000.00   $1,000.00   $1,000.00  $1,000.00
Value on 9/1/14
--------------------------------------------------------------------------------
Ending Account          $1,019.14   $1,015.52   $1,017.85   $1,020.78  $1,020.33
Value (after expenses)
on 2/28/15
--------------------------------------------------------------------------------
Expenses Paid           $    5.71   $    9.35   $    7.00   $    4.06  $    4.51
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.14%, 1.87%, 1.40%, 0.81%, and 0.90% for Class A, Class C, Class R, Class Y, and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

Schedule of Investments | 2/28/15 (unaudited)

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               ENERGY -- 8.6%
               Integrated Oil & Gas -- 4.1%
     212,542   Exxon Mobil Corp.                                    $ 18,818,469
     238,601   Occidental Petroleum Corp.                             18,582,246
                                                                    ------------
                                                                    $ 37,400,715
--------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 4.5%
     299,399   ConocoPhillips                                       $ 19,520,815
     345,187   Devon Energy Corp.                                     21,260,067
                                                                    ------------
                                                                    $ 40,780,882
                                                                    ------------
               Total Energy                                         $ 78,181,597
--------------------------------------------------------------------------------
               MATERIALS -- 2.1%
               Paper Products -- 2.1%
     334,848   International Paper Co.                              $ 18,888,776
                                                                    ------------
               Total Materials                                      $ 18,888,776
--------------------------------------------------------------------------------
               CAPITAL GOODS -- 5.7%
               Electrical Components & Equipment -- 2.3%
     303,418   Eaton Corp., Plc                                     $ 21,545,712
--------------------------------------------------------------------------------
               Industrial Conglomerates -- 2.3%
     801,824   General Electric Co.                                 $ 20,839,406
--------------------------------------------------------------------------------
               Construction & Farm Machinery & Heavy Trucks -- 1.1%
      68,825   Cummins, Inc.                                        $  9,788,980
                                                                    ------------
               Total Capital Goods                                  $ 52,174,098
--------------------------------------------------------------------------------
               TRANSPORTATION -- 4.3%
               Airlines -- 4.3%
     414,235   American Airlines Group, Inc.                        $ 19,841,856
     296,292   United Continental Holdings, Inc.*                     19,312,313
                                                                    ------------
                                                                    $ 39,154,169
                                                                    ------------
               Total Transportation                                 $ 39,154,169
--------------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 2.6%
               Automobile Manufacturers -- 2.6%
     625,309   General Motors Co.*                                  $ 23,330,279
                                                                    ------------
               Total Automobiles & Components                       $ 23,330,279
--------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 2.1%
               Household Appliances -- 2.1%
      90,466   Whirlpool Corp.                                      $ 19,174,269
                                                                    ------------
               Total Consumer Durables & Apparel                    $ 19,174,269
--------------------------------------------------------------------------------
               MEDIA -- 3.3%
               Broadcasting -- 2.2%
     341,172   CBS Corp. (Class B)                                  $ 20,163,265
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 17

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               Movies & Entertainment -- 1.1%
     142,588   Viacom, Inc. (Class B)                               $  9,972,605
                                                                    ------------
               Total Media                                          $ 30,135,870
--------------------------------------------------------------------------------
               RETAILING -- 1.5%
               Homefurnishing Retail -- 1.5%
     184,681   Bed Bath & Beyond, Inc.*                             $ 13,788,283
                                                                    ------------
               Total Retailing                                      $ 13,788,283
--------------------------------------------------------------------------------
               FOOD & STAPLES RETAILING -- 1.0%
               Drug Retail -- 1.0%
      89,224   CVS Health Corp.                                     $  9,267,697
                                                                    ------------
               Total Food & Staples Retailing                       $  9,267,697
--------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 5.7%
               Brewers -- 2.0%
     240,278   Molson Coors Brewing Co. (Class B)                   $ 18,234,697
--------------------------------------------------------------------------------
               Agricultural Products -- 1.4%
     269,468   Archer-Daniels-Midland Co.                           $ 12,902,128
--------------------------------------------------------------------------------
               Packaged Foods & Meats -- 2.3%
     516,539   Tyson Foods, Inc.                                    $ 21,338,226
                                                                    ------------
               Total Food, Beverage & Tobacco                       $ 52,475,051
--------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 10.4%
               Health Care Equipment -- 3.0%
     351,406   Medtronic Plc                                        $ 27,265,592
--------------------------------------------------------------------------------
               Health Care Services -- 2.1%
     225,049   Express Scripts Holding Co.*                         $ 19,081,905
--------------------------------------------------------------------------------
               Health Care Facilities -- 2.0%
     256,327   HCA Holdings, Inc.                                   $ 18,337,634
--------------------------------------------------------------------------------
               Managed Health Care -- 3.3%
     306,496   Aetna, Inc.                                          $ 30,511,679
                                                                    ------------
               Total Health Care Equipment & Services               $ 95,196,810
--------------------------------------------------------------------------------
               PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
               SCIENCES -- 8.8%
               Pharmaceuticals -- 8.8%
     111,084   Mallinckrodt Plc*                                    $ 12,965,724
     334,844   Mylan NV*                                              19,194,932
     873,975   Pfizer, Inc.                                           29,994,822
     324,623   Teva Pharmaceutical Industries, Ltd. (A.D.R.)          18,510,003
                                                                    ------------
                                                                    $ 80,665,481
                                                                    ------------
               Total Pharmaceuticals, Biotechnology & Life Sciences $ 80,665,481
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               BANKS -- 11.4%
               Diversified Banks -- 8.2%
   1,125,887   Bank of America Corp.                                $ 17,800,273
     349,877   Citigroup, Inc.                                        18,340,552
     222,882   US Bancorp/MN                                           9,942,766
     524,674   Wells Fargo & Co.                                      28,746,888
                                                                    ------------
                                                                    $ 74,830,479
--------------------------------------------------------------------------------
               Regional Banks -- 3.2%
     322,429   The PNC Financial Services Group, Inc.               $ 29,650,571
                                                                    ------------
               Total Banks                                          $104,481,050
--------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 5.1%
               Specialized Finance -- 1.1%
     203,008   The NASDAQ OMX Group, Inc.                           $ 10,182,881
--------------------------------------------------------------------------------
               Consumer Finance -- 2.0%
     299,536   Discover Financial Services, Inc.                    $ 18,265,705
--------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 2.0%
     519,018   Morgan Stanley Co.                                   $ 18,575,654
                                                                    ------------
               Total Diversified Financials                         $ 47,024,240
--------------------------------------------------------------------------------
               INSURANCE -- 5.7%
               Life & Health Insurance -- 1.7%
     276,086   Lincoln National Corp.                               $ 15,913,597
--------------------------------------------------------------------------------
               Multi-line Insurance -- 2.3%
     503,189   The Hartford Financial Services Group, Inc.          $ 20,610,621
--------------------------------------------------------------------------------
               Property & Casualty Insurance -- 1.7%
     219,695   The Allstate Corp.                                   $ 15,510,467
                                                                    ------------
               Total Insurance                                      $ 52,034,685
--------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 5.2%
               Data Processing & Outsourced Services -- 1.2%
     800,063   Xerox Corp.                                          $ 10,920,860
--------------------------------------------------------------------------------
               Systems Software -- 4.0%
     556,457   Microsoft Corp.                                      $ 24,400,639
     282,494   Oracle Corp.                                           12,378,887
                                                                    ------------
                                                                    $ 36,779,526
                                                                    ------------
               Total Software & Services                            $ 47,700,386
--------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 6.1%
               Communications Equipment -- 2.6%
     791,765   Cisco Systems, Inc.                                  $ 23,364,985
--------------------------------------------------------------------------------
               Computer Storage & Peripherals -- 2.0%
     631,138   EMC Corp.                                            $ 18,265,134
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 19

--------------------------------------------------------------------------------
Shares                                                              Value
--------------------------------------------------------------------------------
               Technology Hardware Storage & Peripherals -- 1.5%
     129,836   Western Digital Corp.                                $ 13,889,855
                                                                    ------------
               Total Technology Hardware & Equipment                $ 55,519,974
--------------------------------------------------------------------------------
               SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 4.4%
               Semiconductors -- 4.4%
      96,667   Avago Technologies, Ltd.                             $ 12,336,643
     231,600   Broadcom Corp.                                         10,475,268
     192,565   Skyworks Solutions, Inc.*                              16,897,579
                                                                    ------------
                                                                    $ 39,709,490
                                                                    ------------
               Total Semiconductors & Semiconductor Equipment       $ 39,709,490
--------------------------------------------------------------------------------
               UTILITIES -- 6.0%
               Electric Utilities -- 4.0%
     544,680   Exelon Corp.                                         $ 18,475,546
     524,282   FirstEnergy Corp.                                      18,339,384
                                                                    ------------
                                                                    $ 36,814,930
--------------------------------------------------------------------------------
               Multi-Utilities -- 2.0%
     438,222   Public Service Enterprise Group, Inc.                $ 18,431,617
                                                                    ------------
               Total Utilities                                      $ 55,246,547
--------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $808,948,366)                                  $914,148,752
--------------------------------------------------------------------------------
               TOTAL INVESTMENT IN SECURITIES -- 100.0%
               (Cost $808,948,366) (a)                              $914,148,752
--------------------------------------------------------------------------------
               OTHER ASSETS & LIABILITIES -- 0.0%                   $    240,525
--------------------------------------------------------------------------------
               TOTAL NET ASSETS -- 100.0%                           $914,389,277
================================================================================

(A.D.R.)  American Depositary Receipt.

*         Non-income producing security.

(a) At February 28, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $812,752,192 was as follows:

          Aggregate gross unrealized appreciation for all investments in which
            there is an excess of value over tax cost                           $112,069,369

          Aggregate gross unrealized depreciation for all investments in which
            there is an excess of tax cost over value                            (10,672,809)
                                                                                ------------
          Net unrealized appreciation                                           $101,396,560
                                                                                ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 28, 2015 aggregated $683,727,388 and $883,157,560, respectively.

The accompanying notes are an integral part of these financial statements.

20 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities.

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of February 28, 2015, in valuing the Fund's assets:

--------------------------------------------------------------------------------
                   Level 1         Level 2           Level 3       Total
--------------------------------------------------------------------------------
Common Stocks      $914,148,752    $ --              $ --          $914,148,752
--------------------------------------------------------------------------------
Total              $914,148,752    $ --              $ --          $914,148,752
================================================================================

During the six months ended February 28, 2015, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 21

Statement of Assets and Liabilities | 2/28/15 (unaudited)

ASSETS:
  Investment in securities, at value (cost $808,948,366)                 $ 914,148,752
  Cash                                                                         641,932
  Receivables --
     Investment securities sold                                              1,346,760
     Fund shares sold                                                          437,641
     Dividends                                                               2,313,619
     Due from Pioneer Investment Management, Inc.                                3,025
  Other assets                                                                  78,433
--------------------------------------------------------------------------------------
         Total assets                                                    $ 918,970,162
======================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                     $     364,111
     Fund shares repurchased                                                 3,779,852
  Due to affiliates                                                            306,566
  Trustee fees                                                                   6,871
  Accrued expenses                                                             123,485
--------------------------------------------------------------------------------------
         Total liabilities                                               $   4,580,885
======================================================================================
NET ASSETS:
  Paid-in capital                                                        $ 736,080,924
  Undistributed net investment income                                        1,277,848
  Accumulated net realized gain on investments                              71,830,119
  Net unrealized appreciation on investments                               105,200,386
--------------------------------------------------------------------------------------
         Total net assets                                                $ 914,389,277
======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $484,106,167/27,298,084 shares)                      $       17.73
  Class C (based on $197,155,423/11,264,159 shares)                      $       17.50
  Class R (based on $19,032,742/1,098,363 shares)                        $       17.33
  Class Y (based on $211,598,433/11,895,304 shares)                      $       17.79
  Class Z (based on $2,496,512/141,925 shares)                           $       17.59
MAXIMUM OFFERING PRICE:
  Class A ($17.73 (divided by) 94.25%)                                   $       18.81
======================================================================================

The accompanying notes are an integral part of these financial statements.

22 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

Statement of Operations (unaudited)

For the Six Months Ended 2/28/15

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld $2,703)           $8,883,216
  Interest                                                        1,136
------------------------------------------------------------------------------------------
         Total investment income                                             $   8,884,352
------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                            $3,180,929
  Transfer agent fees
     Class A                                                    119,636
     Class B*                                                     6,566
     Class C                                                     27,973
     Class R                                                      5,362
     Class Y                                                      6,194
     Class Z                                                        562
  Distribution fees
     Class A                                                    628,837
     Class B*                                                    40,051
     Class C                                                    998,257
     Class R                                                     48,916
  Shareholder communication expense                             621,650
  Administrative reimbursements                                 142,183
  Custodian fees                                                  9,069
  Registration fees                                              45,548
  Professional fees                                              27,544
  Printing expense                                                8,425
  Fees and expenses of nonaffiliated Trustees                    23,176
  Miscellaneous                                                  45,230
------------------------------------------------------------------------------------------
     Total expenses                                                          $   5,986,108
------------------------------------------------------------------------------------------
     Less fees waived and expenses reimbursed
         by Pioneer Investment Management, Inc.                              $     (13,139)
------------------------------------------------------------------------------------------
  Net expenses                                                               $   5,972,969
------------------------------------------------------------------------------------------
         Net investment income                                               $   2,911,383
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                           $ 112,909,789
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments                       $ (93,938,254)
------------------------------------------------------------------------------------------
  Net gain on investments                                                    $  18,971,535
------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $  21,882,918
==========================================================================================

*   Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 23

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------
                                                           Six Months
                                                           Ended
                                                           2/28/15           Year Ended
                                                           (unaudited)       8/31/14
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                      $     2,911,383   $     8,258,141
Net realized gain on investments                               112,909,789       185,113,945
Change in net unrealized appreciation (depreciation)
  on investments                                               (93,938,254)       45,813,987
--------------------------------------------------------------------------------------------
     Net increase in net assets resulting
         from operations                                   $    21,882,918   $   239,186,073
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
     Class A ($0.11 and $0.10 per share, respectively)     $    (3,294,101)  $    (3,408,115)
     Class B* ($0.00 and $0.00(a) per share, respectively)              --            (5,439)
     Class C ($0.00(a) and $0.03 per share, respectively)          (18,512)         (315,814)
     Class R ($0.09 and $0.07 per share, respectively)          (2,456,396)          (78,309)
     Class Y ($0.19 and $0.14 per share, respectively)            (107,537)       (2,322,449)
     Class Z ($0.18 and $0.12 per share, respectively)             (26,659)          (23,280)
Net realized gain:
     Class A ($3.62 and $2.71 per share, respectively)         (89,629,498)      (85,133,862)
     Class B* ($0.00 and $2.71 per share, respectively)                 --        (3,871,428)
     Class C ($3.62 and $2.71 per share, respectively)         (35,839,611)      (28,612,979)
     Class R ($3.62 and $2.71 per share, respectively)          (3,472,429)       (2,764,514)
     Class Y ($3.62 and $2.71 per share, respectively)         (47,285,940)      (42,491,843)
     Class Z ($3.62 and $2.71 per share, respectively)            (441,606)         (490,717)
--------------------------------------------------------------------------------------------
           Total distributions to shareowners              $  (182,572,289)   $ (169,518,749)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares               $    84,519,090    $  113,141,792
Reinvestment of distributions                                  159,174,859       146,414,459
Cost of shares repurchased                                    (267,585,332)     (529,876,270)
--------------------------------------------------------------------------------------------
     Net decrease in net assets resulting
         from Fund share transactions                      $   (23,891,383)   $ (270,320,019)
--------------------------------------------------------------------------------------------
     Net decrease in net assets                            $  (184,580,754)   $ (200,652,695)
NET ASSETS:
Beginning of period                                          1,098,970,031     1,299,622,726
--------------------------------------------------------------------------------------------
End of period                                              $   914,389,277    $1,098,970,031
--------------------------------------------------------------------------------------------
Undistributed net investment income                        $     1,277,848    $    4,269,670
============================================================================================

(a) Amount round to less than $0.01 per share.

*   Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

24 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

-----------------------------------------------------------------------------------------
                                '15 Shares   '15 Amount
                                (unaudited)  (unaudited)      '14 Shares    '14 Amount
-----------------------------------------------------------------------------------------
Class A
Shares sold                      2,028,374   $  40,242,464      2,691,793   $  53,740,815
Reinvestment of distributions    5,085,715      89,654,785      4,460,135      86,010,162
Less shares repurchased         (6,722,227)   (129,300,412)   (14,456,254)   (288,839,982)
-----------------------------------------------------------------------------------------
   Net increase (decrease)         391,862   $     596,837     (7,304,326)  $(149,089,005)
=========================================================================================
Class B*
Shares sold                            908   $      18,578         23,816   $     459,555
Reinvestment of distributions           --              --        179,586       3,439,124
Less shares repurchased         (1,092,876)    (22,649,654)      (659,005)    (13,079,772)
-----------------------------------------------------------------------------------------
   Net decrease                 (1,091,968)  $ (22,631,076)      (455,603)  $  (9,181,093)
=========================================================================================
Class C
Shares sold                        839,718   $  15,053,186        874,231   $  17,016,766
Reinvestment of distributions    1,571,253      27,198,678      1,162,506      22,159,502
Less shares repurchased         (1,333,053)    (24,430,016)    (2,762,677)    (54,494,302)
-----------------------------------------------------------------------------------------
   Net increase (decrease)       1,077,918   $  17,821,848       (725,940)  $ (15,318,034)
=========================================================================================
Class R
Shares sold                         79,235   $   1,450,134        277,257   $   5,413,092
Reinvestment of distributions      197,534       3,401,077        140,056       2,650,365
Less shares repurchased           (198,238)     (3,635,528)      (614,429)    (12,190,272)
-----------------------------------------------------------------------------------------
   Net increase (decrease)          78,531   $   1,215,683       (197,116)  $  (4,126,815)
=========================================================================================
Class Y
Shares sold                      1,404,694   $  27,622,028      1,802,082   $  36,247,636
Reinvestment of distributions    2,167,526      38,452,368      1,634,915      31,641,559
Less shares repurchased         (4,789,829)    (87,259,690)    (7,836,198)   (156,922,733)
-----------------------------------------------------------------------------------------
   Net decrease                 (1,217,609)  $ (21,185,294)    (4,399,201)  $ (89,033,538)
=========================================================================================
Class Z
Shares sold                          7,440   $     132,700         13,305   $     263,928
Reinvestment of distributions       26,678         467,951         26,794         513,747
Less shares repurchased            (17,193)       (310,032)      (215,256)     (4,349,209)
-----------------------------------------------------------------------------------------
   Net increase (decrease)          16,925   $     290,619       (175,157)  $  (3,571,534)
=========================================================================================

*   Class B shares converted to Class A shares on November 10, 2014.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 25

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended       Year        Year        Year        Year        Year
                                                             2/28/15     Ended       Ended       Ended       Ended       Ended
                                                             (unaudited) 8/31/14 (a) 8/31/13 (a) 8/31/12 (a) 8/31/11 (a) 8/31/10 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $  21.00    $  19.80     $  18.10     $ 17.00   $ 16.57     $ 17.07
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $   0.05    $   0.16     $   0.33     $  0.23   $  0.15     $  0.13
   Net realized and unrealized gain (loss) on investments        0.41        3.85         2.56        2.08      2.08        0.25
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   0.46    $   4.01     $   2.89     $  2.31   $  2.23     $  0.38
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $  (0.11)   $  (0.10)    $  (0.32)    $ (0.19)  $ (0.15)    $ (0.15)
   Net realized gain                                            (3.62)      (2.71)       (0.87)      (1.02)    (1.65)      (0.73)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (3.73)   $  (2.81)    $  (1.19)    $ (1.21)  $ (1.80)    $ (0.88)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (3.27)   $   1.20     $   1.70     $  1.10   $  0.43     $ (0.50)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  17.73    $  21.00     $  19.80     $ 18.10   $ 17.00     $ 16.57
====================================================================================================================================
Total return*                                                    2.41%      21.57%       16.22%      14.81%    13.69%       1.98%
Ratio of net expenses to average net assets                      1.14%**     1.19%        1.24%       1.25%     1.25%       1.25%
Ratio of net investment income (loss) to average net assets      0.67%**     0.74%        0.81%       1.23%     0.95%       0.78%
Portfolio turnover rate                                           139%**       66%          70%         94%       91%        112%
Net assets, end of period (in thousands)                     $484,106    $564,898     $677,504     $ 2,084   $ 1,358     $   892
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses to average net assets                          1.14%**     1.19%        1.34%       1.71%     1.68%       1.76%
   Net investment income (loss) to average net assets            0.67%**     0.74%        0.71%       0.77%     0.52%       0.27%
====================================================================================================================================

(a) The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the Predecessor Fund with those of the Fund. See Notes to Financial Statements -- Note 1.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

------------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended        Year        Year        Year        Year        Year
                                                            2/28/15      Ended       Ended       Ended       Ended       Ended
                                                            (unaudited)  8/31/14 (a) 8/31/13 (a) 8/31/12 (a) 8/31/11 (a) 8/31/10 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                        $  20.73     $  19.64    $  17.91    $ 16.84     $ 16.43     $ 16.98
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                             $   0.00(b)  $   0.01    $   0.08    $  0.06     $ (0.02)    $ (0.04)
   Net realized and unrealized gain (loss) on investments       0.39         3.82        2.62       2.04        2.06        0.25
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations          $   0.39     $   3.83    $   2.70    $  2.10     $  2.04     $  0.21
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                    $  (0.00)(b) $  (0.03)   $  (0.11)   $ (0.02)    $ (0.00)(b) $ (0.04)
   Net realized gain                                           (3.62)       (2.71)      (0.86)     (1.01)      (1.63)      (0.72)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         $  (3.62)    $  (2.74)   $  (0.97)   $ (1.03)    $ (1.63)    $ (0.76)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  (3.23)    $   1.09    $   1.73    $  1.07     $  0.41     $ (0.55)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $  17.50     $  20.73    $  19.64    $ 17.91     $ 16.84     $ 16.43
====================================================================================================================================
Total return*                                                   2.07%       20.70%      15.32%     13.62%      12.65%       1.07%
Ratio of net expenses to average net assets                     1.87%**      1.88%       2.02%      2.15%       2.15%       2.15%
Ratio of net investment income (loss) to average net
   assets                                                      (0.05)%**     0.04%       0.04%      0.35%       0.05%      (0.12)%
Portfolio turnover rate                                          139%**        66%         70%        94%         91%        112%
Net assets, end of period (in thousands)                    $197,155     $211,148    $214,331    $   618     $   673     $   482
Ratios with no waiver of fees and assumption of expenses
   by the Adviser and no reduction for fees paid
   indirectly:
   Total expenses to average net assets                         1.87%**      1.88%       2.02%      2.34%       2.41%       2.40%
   Net investment income (loss) to average net assets          (0.05)%**     0.04%       0.04%      0.16%      (0.21)%     (0.37)%
====================================================================================================================================

(a) The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the Predecessor Fund with those of the Fund. See Notes to Financial Statements -- Note 1.

(b) Amount rounds to less than $0.01 per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 27

-------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended        Year
                                                    2/28/15      Ended         6/7/13 (a)
                                                    (unaudited)  8/31/14 (a)   to 8/31/13
-----------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                $ 20.60      $  19.49      $ 19.83
-----------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
  Net investment income (loss)                      $ (2.11)     $   0.11      $  0.03
  Net realized and unrealized gain (loss)
      on investments                                   2.55          3.78        (0.37)
-----------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations                                        $  0.44      $   3.89      $ (0.34)
-----------------------------------------------------------------------------------------
Distribution to shareowners:
  Net investment income                             $ (0.09)     $  (0.07)     $    --
  Net realized gain                                   (3.62)        (2.71)          --
-----------------------------------------------------------------------------------------
Total distributions                                 $ (3.71)     $  (2.78)     $    --
-----------------------------------------------------------------------------------------
Net increase (decrease) in net asset value          $ (3.27)     $   1.11      $ (0.34)
-----------------------------------------------------------------------------------------
Net asset value, end of period                      $ 17.33      $  20.60      $ 19.49
=========================================================================================
Total return*                                          2.36%        21.25%       (1.72)%
Ratio of net expenses to average net assets            1.40%**       1.40%        1.40%**
Ratio of net investment income (loss) to
  average net assets                                   0.42%**       0.52%        0.57%**
Portfolio turnover rate                                 139%**         66%          70%**
Net assets, end of period (in thousands)            $19,033      $ 21,012      $23,718
Ratios with no waiver of fees and assumption
  of expenses by the Adviser and no reduction
  for fees paid indirectly:
  Total expenses to average net assets                 1.52%**       1.58%        1.51%**
  Net investment income (loss) to average
      net assets                                       0.30%**       0.34%        0.46%**
=========================================================================================

(a) Financial reporting for Class R shares commenced on June 7, 2013. See Notes to Financial Statements -- Note 1.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended       Year        Year        Year        Year        Year
                                                             2/28/15     Ended       Ended       Ended       Ended       Ended
                                                             (unaudited) 8/31/14 (a) 8/31/13 (a) 8/31/12 (a) 8/31/11 (a) 8/31/10 (a)
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $  21.09    $  19.85    $  18.18    $ 17.05     $ 16.57     $ 17.01
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $   0.30    $   0.23    $   0.41    $  0.27     $  0.21     $  0.19
   Net realized and unrealized gain (loss) on investments        0.21        3.86        2.51       2.10        2.10        0.23
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $   0.51    $   4.09    $   2.92    $  2.37     $  2.31     $  0.42
------------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $  (0.19)   $  (0.14)   $  (0.40)   $ (0.23)    $ (0.21)    $ (0.14)
   Net realized gain                                            (3.62)      (2.71)      (0.85)     (1.01)      (1.62)      (0.72)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (3.81)   $  (2.85)   $  (1.25)   $ (1.24)    $ (1.83)    $ (0.86)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (3.30)   $   1.24    $   1.67    $  1.13     $  0.48     $ (0.44)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  17.79    $  21.09    $  19.85    $ 18.18     $ 17.05     $ 16.57
====================================================================================================================================
Total return*                                                    2.65%      21.97%      16.63%     15.20%      14.11%       2.26%
Ratio of net expenses to average net assets                      0.81%**     0.82%       0.85%      0.90%       0.90%       0.90%
Ratio of net investment income (loss) to average net assets      1.00%**     1.11%       1.29%      1.59%       1.30%       1.14%
Portfolio turnover rate                                           139%**       66%         70%        94%         91%        112%
Net assets, end of period (in thousands)                     $211,598    $276,563    $347,635    $41,613     $45,691     $29,306
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses to average net assets                          0.81%**     0.82%       0.97%      1.03%       1.02%       1.22%
   Net investment income (loss) to average net assets            1.00%**     1.11%       1.16%      1.46%       1.19%       0.82%
====================================================================================================================================

(a) The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the Predecessor Fund with those of the Fund. See Notes to Financial Statements -- Note 1.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 29

-------------------------------------------------------------------------------------------
                                                    Six Months
                                                    Ended        Year
                                                    2/28/15      Ended         6/7/13 (a)
                                                    (unaudited)  8/31/14 (a)   to 8/31/13
-----------------------------------------------------------------------------------------
 Class Z
 Net asset value, beginning of period               $ 20.90      $19.69        $20.01
-----------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
   Net investment income (loss)                     $  0.05      $ 0.28        $ 0.07
   Net realized and unrealized gain (loss)
       on investments                                  0.44        3.76         (0.39)
-----------------------------------------------------------------------------------------
 Net increase (decrease) from investment
   operations                                       $  0.49      $ 4.04        $(0.32)
-----------------------------------------------------------------------------------------
 Distribution to shareowners:
   Net investment income                            $ (0.18)     $(0.12)       $   --
   Net realized gain                                  (3.62)      (2.71)           --
-----------------------------------------------------------------------------------------
 Total distributions                                $ (3.80)     $(2.83)       $   --
-----------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value         $ (3.31)     $ 1.21        $(0.32)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                     $ 17.59      $20.90        $19.69
=========================================================================================
 Total return*                                         2.57%      21.87%        (1.60)%
 Ratio of net expenses to average net assets           0.90%**     0.90%         0.90%**
 Ratio of net investment income (loss) to
   average net assets                                  0.92%**     1.06%         1.05%**
 Portfolio turnover rate                                139%**       66%           70%**
 Net assets, end of period (in thousands)           $ 2,497      $2,613        $5,911
 Ratios with no waiver of fees and assumption
   of expenses by the Adviser and no reduction
   for fees paid indirectly:
   Total expenses to average net assets                1.03%**     1.17%         1.39%**
   Net investment income (loss) to average
       net assets                                      0.79%**     0.79%         0.56%**
=========================================================================================

(a) Financial reporting for Class Z shares commenced on June 7, 2013. See Notes to Financial Statements -- Note 1.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**  Annualized.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

Notes to Financial Statements | 2/28/15 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Disciplined Value Fund (the Fund) is a series of Pioneer Series Trust III, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund (the "predecessor fund"), a series of Pioneer Series Trust V, on June 7, 2013. The predecessor fund was the accounting survivor of the reorganization. Accordingly, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The financial highlights and shareholder activity, as reflected in the statement of changes in net assets, have been adjusted to reflect the conversion ratios used for the reorganization of the Fund with the predecessor fund. Prior to the reorganization, the Fund was named Pioneer Fundamental Value Fund. The Fund's investment objective is to seek long-term capital growth.

The Fund offers five classes of shares designated as Class A, Class C, Class R, Class Y and Class Z shares. The predecessor fund did not offer Class R or Class Z shares. Accordingly, financial reporting for Class R and Class Z shares commenced on June 7, 2013 and no financial information has been presented for prior periods. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y or Class Z shares.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 31

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Shares of money market mutual funds are valued at such funds' net asset value. Cash may include overnight time deposits at approved financial institutions.

    Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

    Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
    (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

    At February 28, 2015, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services or broker-dealers).

32 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

B.  Investment Income and Transactions

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of August 31, 2014, the Fund did not accrue any interest or penalties related to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three fiscal years remain subject to examination by Federal and State tax authorities.

    The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

    The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions during the year ended August 31, 2014 was as follows:

    ----------------------------------------------------------------------------
                                                                            2014
    ----------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                                                 $ 10,119,522
    Long-term capital gain                                           159,399,227
    ----------------------------------------------------------------------------
         Total                                                      $169,518,749
    ============================================================================

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 33

The following shows the components of distributable earnings on a federal income tax-basis at August 31, 2014:

    ----------------------------------------------------------------------------
                                                                            2014
    ----------------------------------------------------------------------------
    Distributable earnings:
    Undistributed ordinary income                                   $ 45,526,154
    Undistributed long-term capital gain                             103,783,827
    Capital loss carryforward                                         (5,647,071)
    Net unrealized appreciation                                      195,334,814
    ----------------------------------------------------------------------------
         Total                                                      $338,997,724
    ============================================================================

    The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on other holdings.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $13,751 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2015.

D.  Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3).

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R, Class Y and Class Z shares can reflect different transfer agent and distribution expense rates.

34 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

E.  Risks

    At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate equal to 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $2 billion of the Fund's average daily net assets, 0.55% of the next $4.5 billion of the Fund's average daily net assets and 0.525% of the Fund's average daily net assets over $7.5 billion. Prior to June 7, 2013, the Fund paid an annual fee equal to 0.70% of the Fund's average daily net assets up to $1 billion, 0.65% of the next $1 billion of the Fund's average daily net assets, 0.60% of the next $1 billion of the Fund's average daily net assets, 0.55% of the next $4.5 billion of the Fund's average daily net assets, and 0.525% of the Fund's average daily net assets over $7.5 billion. Prior to June 7, 2013, the predecessor fund paid a management fee equal to 0.65% of the predecessor fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion of the predecessor fund's average daily net assets and 0.55% of the predecessor fund's average daily net assets over $5 billion. For the six months ended February 28, 2015, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.20%, 2.10%, 1.40%, 0.85% and 0.90% of the average daily net assets attributable to Class A, Class C, Class R, Class Y and Class Z shares, respectively. Fees waived and expenses reimbursed during the six months ended February 28, 2015 are reflected on the Statement of Operations. These expense limitations are in effect through January 1, 2016. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $50,962 in management fees, administrative costs and certain other reimbursements payable to PIM at February 28, 2015.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 35

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended February 28, 2015, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications
--------------------------------------------------------------------------------
Class A                                                                 $344,006
Class B                                                                    8,739
Class C                                                                  125,816
Class R                                                                   24,682
Class Y                                                                  115,012
Class Z                                                                    3,395
--------------------------------------------------------------------------------
    Total                                                               $621,650
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $214,602 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at February 28, 2015.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $41,002 in distribution fees payable to PFD at February 28, 2015.

36 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For the six months ended February 28, 2015, CDSCs in the amount of $3,149 were paid to PFD.

5. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect as of February 11, 2015, is in the amount of $215 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.90% (0.85% as of February 12, 2014) on an annualized basis, or the alternate base rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the federal funds rate on the borrowing date and (c) 2% plus the overnight eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in the credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended February 28, 2015, the Fund had no borrowings under the credit facility.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 37

6. Change in Independent Registered Public Accounting Firm

The Board of Trustees of the Fund, with the approval and recommendation of the Audit Committee, has appointed Deloitte & Touche LLP to serve as the Fund's independent registered public accounting firm. Deloitte & Touche LLP replaced Ernst & Young LLP, which resigned as the Fund's independent registered public accounting firm, effective upon completion of the audit of the Fund's financial statements for the fiscal year ended August 31, 2013.

During the periods that Ernst & Young LLP served as the Fund's independent registered public accounting firm, including the Fund's fiscal years ended August 31, 2013 and August 31, 2012, Ernst & Young LLP's reports on the financial statements of the Fund have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of Ernst & Young LLP would have caused Ernst & Young LLP to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

7. Conversion of Class B Shares

As of the close of business on November 10, 2014 (the "Conversion Date"), all outstanding Class B shares of the Fund were converted to Class A shares.

38 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Disciplined Value Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2014 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2014 and July 2014. Supplemental contract review materials were provided to the Trustees in September 2014. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2014, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In July 2014, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2014.

At a meeting held on September 16, 2014, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. In all quintile rankings referred to throughout this

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 39 disclosure, first quintile is most favorable to the Fund's shareowners. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss analysis and data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They also discuss the Fund's performance with PIM on a regular basis. The Trustees confirmed that these regular reviews and discussions were factored into the Trustees' deliberations concerning the renewal of the advisory agreement. For purposes of their contract renewal deliberations, the Trustees considered the discussions held throughout the year regarding the Fund's performance and the performance results of the Fund over various time periods, including the Fund's performance results for periods ended June 30, 2014. The Trustees indicated

40 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 that they were satisfied with PIM's investment discipline and approach in the prevailing market conditions, notwithstanding relatively poor peer comparisons of total return over the 1-, 3- and 5-year periods.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2014 was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund's Class A shares for the twelve months ended June 30, 2014 was in the fourth quintile relative to its Morningstar peer group and in the fifth quintile relative its Strategic Insight peer group, in each case for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund. The Trustees considered the impact of transfer agency, sub-transfer agency, and other non-management fee expenses on the expense ratios of the Fund, and noted the impact of expenses relating to small accounts and omnibus accounts on transfer and sub-transfer agency expenses generally. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 41 in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

42 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15 43

Trustees, Officers and Service Providers

Trustees                                    Advisory Trustee
Thomas J. Perna, Chairman                   Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                        Officers
Margaret B.W. Graham                        Lisa M. Jones, President and Chief
Marguerite A. Piret                           Executive Officer
Fred J. Ricciardi                           Mark E. Bradley, Treasurer and
Kenneth J. Taubes                             Chief Financial Officer
                                            Christopher J. Kelley, Secretary and
                                              Chief Legal Officer

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*   Ms. Monchak is a non-voting Advisory Trustee.

44 Pioneer Disciplined Value Fund | Semiannual Report | 2/28/15

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2015 Pioneer Investments 19126-09-0415

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.

Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date April 29, 2015


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date April 29, 2015


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date April 29, 2015

* Print the name and title of each signing officer under his or her signature.